Equity and Divestitures - Schedule of Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Statement of Financial Position [Line Items]
Beginning balance	R$ (5,621)
Dividends paid to non-controlling interests	5,684	R$ 12,326
Ending balance	(7,607)		R$ (5,621)
Mercos [Member]
Schedule of Statement of Financial Position [Line Items]
Beginning balance	(5,621)	R$ 7,181	7,181
Share of profit for the period	3,698		6,033
Dividends paid to non-controlling interests	(5,684)		(18,835)
Ending balance	R$ (7,607)		R$ (5,621)